Related party transactions	12 Months Ended
Dec. 31, 2021
Related Party [Abstract]
Related party transactions	Related party transactions
The remuneration of directors and other key management personnel of the Company for employment services rendered are as follows (in thousands $):

	For the years ended
	Dec. 31, 2021	Dec. 31, 2020

Fixed salaries and benefits	3,932	3,247
Variable incentive-based compensation	11,991	8,715
Share-based compensation	738	1,817
	16,661	13,779
The DSU plan for independent directors of the Company vests annually over a three-year period and may only be settled in cash upon retirement. DSUs issued in lieu of directors' fees and dividends vest immediately. There were 10,592 DSUs issued during the year (December 31, 2020 - 3,559).